Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (36,868)	$ (43,795)			$ (208,230)	$ (387,482)
Other comprehensive loss, net of tax:
Change in currency translation adjustment	(1,645)	4,695			13,675	(583)
Subsidiaries [Member]
Net loss	(36,868)	(43,795)	$ (156,754)	$ (164,094)	(208,230)	(387,482)
Other comprehensive loss, net of tax:
Change in currency translation adjustment	(1,645)	4,695	(3,235)	8,137	13,675	(583)
Other comprehensive (loss) income	(1,645)	4,695	(3,235)	8,137	13,675	(583)
Total comprehensive loss	$ (38,513)	$ (39,100)	$ (159,989)	$ (155,957)	$ (194,555)	$ (388,065)